Commitments and contingencies (Schedule of Future Minimum Payments Under Non-cancellable Operating Leases) (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Future minimum payments under non-cancellable operating leases
2018	¥ 34,002
2019	10,030
2020	7,344
2021 and after	404
Total	¥ 51,780